Fair Value (Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Indirect Investments - Estimated remaining liquidation period	12 years
Carrying value of FHLB and FRB stock	$ 1.6	$ 1.8